January 23, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Azzad Funds, File Nos. 333-20177 and 811-08021

Dear Sir/Madam:

On behalf of Azzad Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 32 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to make changes to the investment strategy of the Azzad Ethical Fund.

If you have any questions, please contact Tanya Goins at (404) 541-2954 or Donald Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Tanya L. Goins

Tanya L. Goins